Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions in 2010
Acquisitions
Summary of the estimated fair value for the acquirees assumed at the date of acquisition

	Fanlian	Mintai	Baolian	Fangda	Inscom
	RMB	RMB	RMB	RMB	RMB
Cash consideration for controlling interest	52,000	90,000	60,000	40,000	84,000
Fair value of previously held equity interest	10,530	16,900	11,270	3,344	—
Fair value of noncontrolling interests	51,580	82,820	55,210	32,776	37,380
Total consideration	114,110	189,720	126,480	76,120	121,380

Summary of the estimated fair value for major classes of assets acquired and liabilities assumed at the date of acquisition

	Fanlian	Mintai	Baolian	Fangda	Inscom
	RMB	RMB	RMB	RMB	RMB
Net tangible assets acquired	3,265	2,632	(411)	2,382	10,044
Intangible assets	20,880	17,850	12,760	12,111	17,680
Goodwill	95,185	173,608	117,093	64,500	98,076
Deferred tax assets	—	92	228	155	—
Deferred tax liabilities	(5,220)	(4,462)	(3,190)	(3,028)	(4,420)
Total consideration	114,110	189,720	126,480	76,120	121,380

Schedule of the acquired intangible assets

	Useful life	Fair Value Acquired RMB
	(Years)	Fanlian	Mintai	Baolian	Fangda	Inscom
Trade name	9.4	—	—	—	—	8,140
Customer relationship	5.8-6.25	13,360	490	2,300	4,910	3,210
Non-compete agreement	5.8-6.25	6,640	16,880	10,020	6,311	—
Agency agreement	5.8-6.25	880	480	440	890	590
System and software	5.0-10.0	—	—	—	—	5,740
Total		20,880	17,850	12,760	12,111	17,680

Acquisitions in 2011
Acquisitions
Summary of the estimated fair value for major classes of assets acquired and liabilities assumed at the date of acquisition

	Huajie	Zhongxin
	RMB	RMB
Net tangible assets acquired	55	888
Intangible assets	4,840	5,389
Goodwill	21,204	20,070
Deferred tax assets	111	—
Deferred tax liabilities	(1,210)	(1,347)
Total consideration	25,000	25,000

Schedule of the acquired intangible assets
		Fair Value Acquired
	Useful life	RMB
	(Years)	Huajie	Zhongxin
Customer relationship	5.3	2,860	3,490
Non-compete agreement	3.0	1,460	1,379
Agency agreement	5.3	520	520
Total		4,840	5,389

Huajie | Acquisitions in 2011
Acquisitions
Schedule of unaudited pro forma information

	Year ended December 31,
	2010	2011
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,239,194	1,522,665
Pro forma income (loss) from operations	393,008	(749,337)
Pro forma net income (loss)	421,072	(299,904)
Pro forma net income (loss) per share	0.4395	(0.2991)

Zhongxin | Acquisitions in 2011
Acquisitions
Schedule of unaudited pro forma information

	Year ended December 31,
	2010	2011
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,241,235	1,524,763
Pro forma income (loss) from operations	393,293	(749,143)
Pro forma net income (loss)	421,381	(299,579)
Pro forma net income (loss) per share	0.4398	(0.2987)

Fanlian | Acquisitions in 2010
Acquisitions
Schedule of unaudited pro forma information

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,180,577	1,485,029
Pro forma income from operations	322,981	431,616
Pro forma net income	299,775	422,309
Pro forma net income per share	0.3285	0.4408

Mintai | Acquisitions in 2010
Acquisitions
Schedule of unaudited pro forma information

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,154,934	1,485,639
Pro forma income from operations	322,948	430,649
Pro forma net income	299,494	421,817
Pro forma net income per share	0.3282	0.4403

Baolian | Acquisitions in 2010
Acquisitions
Schedule of unaudited pro forma information

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,157,672	1,486,220
Pro forma income from operations	323,474	430,684
Pro forma net income	299,474	421,714
Pro forma net income per share	0.3282	0.4402

Fangda | Acquisitions in 2010
Acquisitions
Schedule of unaudited pro forma information

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,158,969	1,492,002
Pro forma income from operations	323,819	430,148
Pro forma net income	299,661	421,738
Pro forma net income per share	0.3284	0.4402

Inscom | Acquisitions in 2010
Acquisitions
Schedule of unaudited pro forma information

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,169,207	1,490,068
Pro forma income from operations	328,576	426,688
Pro forma net income	304,225	415,734
Pro forma net income per share	0.3334	0.4339